Related Party Transactions (Details) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 13, 2019	Feb. 13, 2019	Apr. 30, 2019	Mar. 31, 2020	Dec. 31, 2019
Related Party Transactions (Textual)
Borrowings repaid			$ 274,178
Services fees				$ 30,000	$ 80,000
Accrued expenses					$ 10,000
Related Party Loans [Member]
Related Party Transactions (Textual)
Description of related party transaction				The Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used for such repayment. Up to $1,500,000 of such loans may be convertible into warrants at a price of $1.00 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants issued to the Sponsor.	the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts, but no proceeds from the Trust Account would be used for such repayment. Up to $1,500,000 of such loans may be convertible into warrants at a price of $1.00 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants issued to the Sponsor.
Administrative Services Agreement [Member]
Related Party Transactions (Textual)
Description of related party transaction				The Company's liquidation, it will pay an aggregate of $10,000 per month to the Sponsor for office space, administrative and support services. The Company's Sponsor, officers and directors, or any of their respective affiliates, will be reimbursed for any out-of-pocket expenses incurred in connection with activities on their behalf such as identifying potential target businesses and performing due diligence on suitable business combinations.	The Company entered into an agreement whereby, commencing on April 25, 2019 through the earlier of the consummation of a Business Combination or the Company's liquidation, it will pay an aggregate of $10,000 per month to the Sponsor for office space, administrative and support services. The Company's Sponsor, officers and directors, or any of their respective affiliates, will be reimbursed for any out-of-pocket expenses incurred in connection with activities on their behalf such as identifying potential target businesses and performing due diligence on suitable business combinations.
IPO [Member]
Related Party Transactions (Textual)
Description of related party transaction	the Company issued an unsecured promissory note to the Sponsor pursuant to which the Company could borrow up to $300,000 in the aggregate. The note was non-interest bearing and payable on the earlier to occur of (i) December 31, 2019 or (ii) the consummation of the Initial Public Offering.	The Company issued an unsecured promissory note to the Sponsor pursuant to which the Company could borrow up to $300,000 in the aggregate. The note was non-interest bearing and payable on the earlier to occur of (i) December 31, 2019 or (ii) the consummation of the Initial Public Offering.